LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

10) LEASES

The Company has entered into various lease contracts related to office space, drilling rig commitments, vehicles and other equipment. Leases are entered into and exited in coordination with specific business requirements which include the assessment of the appropriate durations for the related leased assets. Short-term leases with a lease term of 12 months or less are not recorded on the Consolidated Balance Sheets. Such items are charged to operating expenses or general and administrative expenses, as appropriate, in the Consolidated Statements of Income/(Loss), unless the costs are included in the carrying amount of another asset in accordance with U.S. GAAP.

($ thousands)	December 31, 2022	December 31, 2021
Assets
Operating right-of-use assets	$20,556	$26,118

Liabilities
Current operating lease liabilities	$13,664	$10,618
Non-current operating lease liabilities	9,262	18,265
Total lease liabilities	$22,926	$28,883

Weighted average remaining lease term (years)
Operating leases	2.4	3.3

Weighted average discount rate
Operating leases	3.7%	3.4%

The Company’s lease contract expenditures/(income) for the years ended December 31, 2022 and 2021 are as follows:

($ thousands)	2022	2021
Operating lease cost	$12,409	$11,378
Variable lease cost	3,847	633
Short-term lease cost	7,163	3,469
Sublease income	(1,091)	(1,083)
Total	$22,328	$14,397

Variable lease payments are determined through analysis of day rate fees under applicable rig contracts. The amounts in the table above are recorded as part of general and administrative or operating expenses or property, plant, and equipment depending on the nature of the contract to which they relate. Although Enerplus has various leases containing extensions and/or termination options, none were determined to be reasonably certain to be exercised. As a result, none of these options are recognized as part of the ROU assets or lease liabilities at December 31, 2022 or 2021.

Maturities of lease liabilities, all of which are classified as operating leases at December 31, 2022, are as follows:

($ thousands)	Operating Leases
2023	$14,278
2024	6,475
2025	1,099
2026	966
2027	988
After 2027	165
Total lease payments	$23,971
Less imputed interest	(1,045)
Total discounted lease payments	$22,926
Current portion of lease liabilities	$13,664
Non-current portion of lease liabilities	$9,262

Supplemental information related to leases is as follows:

($ thousands)	2022	2021
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$10,552	$11,571
Right-of-use assets obtained/(terminated) in exchange for lease liabilities:
Operating leases	$5,651	$10,030